Share-based Compensation - Share option replacement (Details) $ in Millions		1 Months Ended		12 Months Ended
	Nov. 23, 2022 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 15, 2018 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020
Share-based compensation
Vesting period				4 years
Number of shares issued	58,472,736
Share issued value | $	$ 15.0
Unrecognized compensation expenses related to unvested awards granted | ¥				¥ 2,300,000
TuanChe Limited Share Incentive Plan (the "Plan")
Share-based compensation
Number of restricted shares shall replaced with options			15,473,653
Number of share options replaced with restricted shares			13,740,480
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Minimum
Share-based compensation
Vesting period					0 years	0 years	0 years
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum
Share-based compensation
Vesting period					4 years	4 years	4 years
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based compensation
Number of shares issued		38,723,321
Share issued value | ¥		¥ 0
Restricted shares
Share-based compensation
Total share based compensation expense | ¥				¥ 9,500,000	¥ 10,300,000	¥ 9,800,000
Weighted average period				1 year 2 months 15 days
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based compensation
Number of restricted shares granted				20,900,000	1,500,000	1,390,000
Total fair value of restricted shares granted | ¥				¥ 5,400,000	¥ 2,200,000	¥ 1,400,000